Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Feb. 02, 2013
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Prepaid catalog	$43,828	$28,608
Vendor deposits	20,383	9,399
Prepaid expenses	11,479	8,923
Other current assets	1,339	5,640

Total prepaid expenses and other current assets	$77,029	$52,570